GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
GOING CONCERN
Net loss	$ (438,675)	$ (140,948)	$ (711,801)	$ (231,193)
Net operating income loss	$ 438,675	$ 140,948